Condensed Statement of Operations - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue
Cost of Revenue
Gross Profit
Operating Expenses
General and Administrative	24,900
Total Operating Expenses	24,900	7,562
Operating Loss From Operations	(24,900)	(7,562)
Loss From Operations Before Income Tax	(24,900)	(7,562)
Provision For Income Tax
Net Loss	$ (24,900)	$ (7,562)
Basic and Diluted Net Loss Per Share	$ (0.00)	$ (0.00)
Weighted Average Number of Shares Outstanding	9,349,450	20,000,000